UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2013

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments:

Putnam Small Cap Growth Fund

The fund's portfolio
3/31/13 (Unaudited)

COMMON STOCKS (96.6%)(a)
	Shares	Value

Aerospace and defense (0.6%)

HEICO Corp.(S)	8,300	$360,303

Sparton Corp.(NON)	25,000	335,000

		695,303
Airlines (0.4%)

Alaska Air Group, Inc.(NON)	8,700	556,452

		556,452
Auto components (0.8%)

Cooper Tire & Rubber Co.	37,500	962,250

		962,250
Biotechnology (2.3%)

BioMarin Pharmaceuticals, Inc.(NON)(S)	9,000	560,340

Cubist Pharmaceuticals, Inc.(NON)	24,344	1,139,786

Gentium SpA ADR (Italy)(NON)(S)	15,788	130,093

Lexicon Pharmaceuticals, Inc.(NON)	81,216	177,051

PDL BioPharma, Inc.	35,400	258,774

Pharmacyclics, Inc.(NON)	3,400	273,394

Spectrum Pharmaceuticals, Inc.(S)	19,818	147,842

United Therapeutics Corp.(NON)(S)	3,670	223,393

		2,910,673
Building products (0.9%)

Trex Co., Inc.(NON)(S)	22,800	1,121,304

		1,121,304
Capital markets (2.4%)

HFF, Inc. Class A(S)	44,000	876,920

Safeguard Scientifics, Inc.(NON)	30,900	488,220

Virtus Investment Partners, Inc.(NON)	4,500	838,260

Walter Investment Management Corp.(NON)	20,700	771,075

		2,974,475
Chemicals (5.8%)

American Vanguard Corp.	17,451	532,954

Axiall Corp.	7,500	466,200

Chemtura Corp.(NON)	28,700	620,207

Innophos Holdings, Inc.	11,749	641,025

Innospec, Inc.	20,648	914,293

Koppers Holdings, Inc.(S)	15,300	672,894

Landec Corp.(NON)	49,200	711,924

LSB Industries, Inc.(NON)	36,305	1,262,688

PolyOne Corp.	33,502	817,784

Tronox, Ltd. Class A	10,500	208,005

W.R. Grace & Co.(NON)	5,053	391,658

		7,239,632
Commercial banks (0.4%)

Eagle Bancorp, Inc.(NON)	21,400	468,446

		468,446
Commercial services and supplies (1.3%)

G&K Services, Inc. Class A	6,800	309,468

InnerWorkings, Inc.(NON)	38,388	581,194

KAR Auction Services, Inc.	34,400	689,032

		1,579,694
Communications equipment (4.5%)

Arris Group, Inc.(NON)	21,000	360,570

Aruba Networks, Inc.(NON)	23,383	578,495

Brocade Communications Systems, Inc.(NON)	47,700	275,229

CalAmp Corp.(NON)	44,817	491,642

EchoStar Corp. Class A(NON)	48,835	1,903,095

InterDigital, Inc.	6,279	300,325

Ixia(NON)	18,426	398,739

Plantronics, Inc.	11,900	525,861

Polycom, Inc.(NON)	38,200	423,256

Procera Networks, Inc.(NON)	30,300	360,267

		5,617,479
Computers and peripherals (0.2%)

Silicon Graphics International Corp.(NON)	19,984	274,780

		274,780
Construction and engineering (0.2%)

Great Lakes Dredge & Dock Corp.	36,300	244,299

		244,299
Construction materials (0.8%)

Eagle Materials, Inc.	15,400	1,026,102

		1,026,102
Consumer finance (1.6%)

Cash America International, Inc.	5,900	309,573

Credit Acceptance Corp.(NON)	5,600	683,984

Portfolio Recovery Associates, Inc.(NON)	4,000	507,680

World Acceptance Corp.(NON)(S)	6,300	540,981

		2,042,218
Containers and packaging (0.5%)

Sealed Air Corp.	25,000	602,750

		602,750
Distributors (0.9%)

Core-Mark Holding Co., Inc.	12,600	646,506

VOXX International Corp.(NON)	47,847	512,441

		1,158,947
Diversified consumer services (0.9%)

Bright Horizons Family Solutions, Inc.(NON)	16,200	547,398

Grand Canyon Education, Inc.(NON)	20,700	525,573

		1,072,971
Electrical equipment (2.8%)

AZZ, Inc.	14,400	694,080

EnerSys(NON)(S)	15,600	711,048

Franklin Electric Co., Inc.	36,794	1,235,175

Generac Holdings, Inc.	25,779	911,030

		3,551,333
Electronic equipment, instruments, and components (1.0%)

FEI Co.(S)	6,660	429,903

MTS Systems Corp.	13,733	798,574

		1,228,477
Energy equipment and services (1.6%)

Helix Energy Solutions Group, Inc.(NON)	46,412	1,061,907

Key Energy Services, Inc.(NON)(S)	56,850	459,348

McDermott International, Inc.(NON)	41,300	453,887

		1,975,142
Food and staples retail (0.6%)

Roundy's, Inc.	59,600	391,572

United Natural Foods, Inc.(NON)	7,600	373,920

		765,492
Food products (1.1%)

Hain Celestial Group, Inc. (The)(NON)(S)	8,400	513,072

Pinnacle Foods, Inc.(NON)	12,481	272,864

S&W Seed Co.(NON)(S)	50,900	534,959

		1,320,895
Health-care equipment and supplies (6.0%)

Accuray, Inc.(NON)(S)	82,200	381,408

Alere, Inc.(NON)	27,900	712,287

Align Technology, Inc.(NON)	12,600	422,226

Conmed Corp.	23,296	793,462

Cyberonics, Inc.(NON)(S)	6,000	280,860

GenMark Diagnostics, Inc.(NON)(S)	34,478	445,456

Greatbatch, Inc.(NON)	27,482	820,887

Haemonetics Corp.(NON)(S)	13,900	579,074

Hill-Rom Holdings, Inc.	14,500	510,690

Insulet Corp.(NON)	15,100	390,486

RTI Biologics, Inc.(NON)	88,508	348,722

STAAR Surgical Co.(NON)	116,020	653,193

Steris Corp.	13,100	545,091

TearLab Corp.(NON)(S)	42,800	295,320

Trinity Biotech PLC ADR (Ireland)	22,800	384,864

		7,564,026
Health-care providers and services (3.0%)

Amedisys, Inc.(NON)(S)	19,800	220,176

AmSurg Corp.(NON)	11,141	374,783

Bio-Reference Labs, Inc.(NON)(S)	6,900	179,262

Centene Corp.(NON)	5,868	258,427

Community Health Systems, Inc.	7,500	355,425

HealthSouth Corp.(NON)(S)	20,100	530,037

Magellan Health Services, Inc.(NON)	7,200	342,504

Providence Service Corp. (The)(NON)	33,700	623,113

WellCare Health Plans, Inc.(NON)	14,050	814,338

		3,698,065
Health-care technology (1.4%)

athenahealth, Inc.(NON)	6,061	588,159

Computer Programs & Systems, Inc.	4,967	268,764

HMS Holdings Corp.(NON)(S)	15,700	426,255

MedAssets, Inc.(NON)	26,800	515,900

		1,799,078
Hotels, restaurants, and leisure (3.3%)

AFC Enterprises(NON)	34,237	1,243,830

Brinker International, Inc.(S)	18,700	704,055

Domino's Pizza, Inc.	6,600	339,504

Fiesta Restaurant Group, Inc.(NON)	6,036	160,377

Marcus Corp.	26,800	334,732

Papa John's International, Inc.(NON)(S)	11,000	680,020

Six Flags Entertainment Corp.	3,600	260,928

Town Sports International Holdings, Inc.	46,192	436,976

		4,160,422
Household durables (1.4%)

La-Z-Boy, Inc.(S)	34,200	645,354

Ryland Group, Inc. (The)(S)	13,500	561,870

Tempur-Pedic International, Inc.(NON)	10,800	536,004

		1,743,228
Insurance (0.7%)

Genworth Financial, Inc. Class A(NON)	87,500	875,000

		875,000
Internet and catalog retail (0.3%)

HSN, Inc.(S)	6,662	365,477

		365,477
Internet software and services (2.6%)

Cornerstone OnDemand, Inc.(NON)(S)	11,800	402,380

Demand Media, Inc.(NON)(S)	21,500	185,545

IntraLinks Holdings, Inc.(NON)	101,300	644,268

LivePerson, Inc.(NON)(S)	27,600	374,808

NIC, Inc.	27,300	523,068

OpenTable, Inc.(NON)	6,000	377,880

SciQuest, Inc.(NON)	12,000	288,480

ValueClick, Inc.(NON)	16,900	499,395

		3,295,824
IT Services (2.2%)

Acxiom Corp.(NON)	23,400	477,360

CSG Systems International, Inc.(NON)	10,900	230,971

Global Cash Access Holdings, Inc.(NON)	57,200	403,260

InterXion Holding NV (Netherlands)(NON)	20,700	501,354

Mantech International Corp. Class A	14,100	378,867

MAXIMUS, Inc.	5,000	399,850

NeuStar, Inc. Class A(NON)	6,681	310,867

		2,702,529
Leisure equipment and products (0.4%)

Brunswick Corp.(S)	10,104	345,759

Sturm Ruger & Co., Inc.(S)	3,082	156,350

		502,109
Machinery (4.2%)

Altra Holdings, Inc.	22,200	604,284

Chart Industries, Inc.(NON)	7,871	629,759

Greenbrier Companies, Inc.(NON)(S)	26,800	608,628

Kadant, Inc.(NON)	16,800	420,000

L.B. Foster Co. Class A	11,344	502,426

Navistar International Corp.(NON)	9,600	331,872

Standex International Corp.	12,600	695,772

TriMas Corp.(NON)	24,682	801,425

Valmont Industries, Inc.	4,400	691,988

		5,286,154
Media (1.0%)

Carmike Cinemas, Inc.(NON)	31,100	563,532

Sinclair Broadcast Group, Inc. Class A	35,747	723,519

		1,287,051
Metals and mining (0.3%)

Horsehead Holding Corp.(NON)	34,600	376,448

		376,448
Multiline retail (0.4%)

Big Lots, Inc.(NON)	14,800	521,996

		521,996
Oil, gas, and consumable fuels (2.9%)

CVR Energy, Inc. (Escrow)(F)	26,639	—

Gulfport Energy Corp.(NON)	4,700	215,401

Kodiak Oil & Gas Corp.(NON)	59,500	540,855

Rosetta Resources, Inc.(NON)	12,013	571,579

Swift Energy Co.(NON)(S)	13,876	205,504

Tesoro Corp.	10,800	632,340

Vaalco Energy, Inc.(NON)	61,900	469,821

W&T Offshore, Inc.	25,194	357,755

Western Refining, Inc.	17,830	631,360

		3,624,615
Paper and forest products (0.3%)

Buckeye Technologies, Inc.	11,300	338,435

		338,435
Personal products (0.6%)

Prestige Brands Holdings, Inc.(NON)	31,500	809,235

		809,235
Pharmaceuticals (4.4%)

Endo Health Solutions, Inc.(NON)	11,800	362,968

Hi-Tech Pharmacal Co., Inc.(S)	8,748	289,646

Impax Laboratories, Inc.(NON)	19,900	307,256

Jazz Pharmaceuticals PLC(NON)	26,605	1,487,486

Medicines Co. (The)(NON)	15,518	518,612

Obagi Medical Products, Inc.(NON)	39,622	782,535

Questcor Pharmaceuticals, Inc.	6,400	208,256

Salix Pharmaceuticals, Ltd.(NON)	6,182	316,395

Santarus, Inc.(NON)	18,800	325,804

ViroPharma, Inc.(NON)	20,424	513,868

Warner Chilcott PLC Class A	27,000	365,850

		5,478,676
Professional services (2.8%)

Acacia Research Corp.(NON)	8,187	247,002

Barrett Business Services, Inc.	11,900	626,654

Corporate Executive Board Co. (The)	7,400	430,384

On Assignment, Inc.(NON)	27,300	690,963

TrueBlue, Inc.(NON)	50,100	1,059,114

WageWorks, Inc.(NON)	18,687	467,736

		3,521,853
Real estate investment trusts (REITs) (4.2%)

American Capital Mortgage Investment Corp.	23,200	599,720

Apollo Commercial Real Estate Finance, Inc.	26,400	464,376

Apollo Residential Mortgage, Inc.	13,000	289,770

CBL & Associates Properties, Inc.(S)	28,900	682,040

Geo Group, Inc. (The)	15,654	588,903

Omega Healthcare Investors, Inc.(S)	24,800	752,928

PS Business Parks, Inc.	8,000	631,360

Select Income REIT	23,700	626,865

Sun Communities, Inc.(S)	12,700	626,491

		5,262,453
Real estate management and development (0.8%)

St. Joe Co. (The)(NON)(S)	47,618	1,011,883

		1,011,883
Road and rail (2.0%)

Avis Budget Group, Inc.(NON)	45,491	1,266,015

Con-way, Inc.	17,000	598,570

Swift Transportation Co.(NON)(S)	46,168	654,662

		2,519,247
Semiconductors and semiconductor equipment (3.4%)

Integrated Silicon Solutions, Inc.(NON)	34,400	315,448

Microsemi Corp.(NON)	17,100	396,207

Omnivision Technologies, Inc.(NON)(S)	21,076	290,427

Photronics, Inc.(NON)(S)	75,292	502,951

RF Micro Devices, Inc.(NON)(S)	105,700	562,324

Rudolph Technologies, Inc.(NON)	54,100	637,298

Semtech Corp.(NON)	13,500	477,765

Silicon Image, Inc.(NON)	111,800	543,348

Teradyne, Inc.(NON)	36,071	585,072

		4,310,840
Software (8.7%)

Actuate Corp.(NON)	116,902	701,412

Aspen Technology, Inc.(NON)(S)	19,437	627,621

Bottomline Technologies, Inc.(NON)(S)	24,000	684,240

BroadSoft, Inc.(NON)(S)	5,200	137,644

Commvault Systems, Inc.(NON)(S)	11,300	926,374

Infoblox, Inc.(NON)	23,686	513,986

Manhattan Associates, Inc.(NON)	13,130	975,428

Mentor Graphics Corp.(NON)	36,900	666,045

MicroStrategy, Inc. Class A(NON)	4,600	464,968

Netscout Systems, Inc.(NON)	23,600	579,852

PTC, Inc.(NON)	23,100	588,819

QLIK Technologies, Inc.(NON)	17,300	446,859

Rovi Corp.(NON)	24,100	515,981

Sourcefire, Inc.(NON)	8,900	527,147

SS&C Technologies Holdings, Inc.(NON)	21,903	656,652

Tangoe, Inc.(NON)	18,400	227,976

Tyler Technologies, Inc.(NON)	12,600	771,876

Ultimate Software Group, Inc.(NON)	10,197	1,062,120

		11,075,000
Specialty retail (3.9%)

ANN, Inc.(NON)	15,900	461,418

Buckle, Inc. (The)(S)	5,253	245,052

Cabela's, Inc.(NON)	3,000	182,340

Destination Maternity Corp.	29,800	697,320

Francesca's Holdings Corp.(NON)(S)	16,600	475,756

Genesco, Inc.(NON)	8,288	498,026

Lumber Liquidators Holdings, Inc.(NON)	4,300	301,946

Pier 1 Imports, Inc.(S)	13,900	319,700

Select Comfort Corp.(NON)	19,000	375,630

Sonic Automotive, Inc. Class A(S)	38,028	842,700

Tile Shop Holdings, Inc.(NON)(S)	21,100	443,311

		4,843,199
Textiles, apparel, and luxury goods (0.3%)

Crocs, Inc.(NON)	24,400	361,608

		361,608
Thrifts and mortgage finance (1.5%)

BofI Holding, Inc.(NON)(S)	18,237	654,344

Heritage Financial Group, Inc.	25,900	375,032

Nationstar Mortgage Holdings, Inc.(NON)	16,200	597,780

Security National Financial Corp. Class A(NON)	32,300	231,914

		1,859,070
Trading companies and distributors (2.0%)

Beacon Roofing Supply, Inc.(NON)(S)	26,805	1,036,281

DXP Enterprises, Inc.(NON)(S)	11,450	855,315

TAL International Group, Inc.	14,600	661,526

		2,553,122

Total common stocks (cost $96,405,702)		$121,135,757

SHORT-TERM INVESTMENTS (20.0%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.19%(d)	20,998,264	$20,998,264

Putnam Short Term Investment Fund 0.08%(AFF)	4,017,163	4,017,163

Total short-term investments (cost $25,015,427)		$25,015,427

TOTAL INVESTMENTS

Total investments (cost $121,421,129)(b)		$146,151,184

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2012 through March 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $125,354,280.
(b)	The aggregate identified cost on a tax basis is $121,675,193, resulting in gross unrealized appreciation and depreciation of $27,764,234 and $3,288,243, respectively, or net unrealized appreciation of $24,475,991.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$4,295,284	$25,332,057	$29,627,341	$2,067	$—
	Putnam Short Term Investment Fund *	—	7,057,164	3,040,001	289	4,017,163
	Totals	$4,295,284	$32,389,221	$32,667,342	$2,356	$4,017,163
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $20,552,009. Certain of these securities were sold prior to the close of the reporting period.
The fund received cash collateral of $20,998,264, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$16,979,258	$—	$—
Consumer staples	2,895,622	—	—
Energy	5,599,757	—	—
Financials	14,493,545	—	—
Health care	21,450,518	—	—
Industrials	21,628,761	—	—
Information technology	28,504,929	—	—
Materials	9,583,367	—	—
Total common stocks	121,135,757	—	—
Short-term investments	4,017,163	20,998,264	—

Totals by level	$125,152,920	$20,998,264	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 24, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 24, 2013